Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Research and development expenses	$ 1,639	$ 2,710	$ 1,943
General and administrative expenses	2,469	4,371	3,810
Other expenses		160	1
Operating loss	4,108	7,241	5,754
Finance income	(305)	(828)	(1)
Finance expenses	676	121	491
Loss continuing operations	4,479	6,534	6,244
Loss from discontinued operations, net	207	2,415
Loss	4,686	8,949	6,244
Attributable to:
Equity holders of the Company (continuing operations)	4,479	6,534	6,244
Equity holders of the Company (discontinued operations)	315	1,989
Non-controlling interests	(108)	426
Profit loss	$ (4,686)	$ (8,949)	$ (6,244)
Basic and diluted loss per ordinary share attributable to equity holders of the Company:
Loss from continuing operations	$ 0.03	$ 0.05	$ 0.05
Loss from discontinued operations	0.002	0.01
Basic and diluted loss per ordinary share total	0.032	0.06	0.05
Basic and diluted loss per ADS attributable to equity holders of the Company:
Loss from continuing operations	1.04	1.87	2.14
Loss from discontinued operations	0.07	0.57
Basic and diluted loss per ADS attributable to equity holders total	$ 1.11	$ 2.44	$ 2.14